Changes in liabilities arising from financing activities - Summary of Changes in liabilties arising from financing activities (Detail) € in Millions	12 Months Ended
Dec. 31, 2017 EUR (€)
Changes in liabilities arising from financing activities [line items]
2016	€ 120,457
Cash Flows Additions	97,789
Redemptions /Disposals	(99,180)
Non cash changes (Amortisation)	178
Transfer asset/ liability	(40)
Changes in FV	(1,009)
Foreign exchange movement	(6,141)
2017	112,054
Debt securities in issue [member]
Changes in liabilities arising from financing activities [line items]
2016	103,234
Cash Flows Additions	95,458
Redemptions /Disposals	(96,837)
Non cash changes (Amortisation)	132
Transfer asset/ liability	(40)
Changes in FV	(915)
Foreign exchange movement	(4,946)
2017	96,086
Subordinated loans [member]
Changes in liabilities arising from financing activities [line items]
2016	17,223
Cash Flows Additions	2,331
Redemptions /Disposals	(2,343)
Non cash changes (Amortisation)	46
Changes in FV	(94)
Foreign exchange movement	(1,195)
2017	€ 15,968